Derivative Financial Instruments and Hedging Activities (Narrative) (Details)	11 Months Ended			11 Months Ended	12 Months Ended			12 Months Ended				11 Months Ended		3 Months Ended		12 Months Ended				12 Months Ended				12 Months Ended														1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended
	Dec. 29, 2013 USD ($)	Apr. 28, 2013 USD ($)	Apr. 29, 2012 USD ($)	Dec. 29, 2013 Foreign Exchange Contract [Member] USD ($)	Apr. 29, 2012 Foreign Exchange Contract [Member] USD ($)	Apr. 27, 2011 Foreign Exchange Contract [Member] USD ($)	Jan. 25, 2012 U.S. Dollar Remarketable Securities due December 2020 [Member] USD ($)	Apr. 29, 2012 Interest Rate Contract [Member] USD ($)	Apr. 27, 2011 Interest Rate Contract [Member] USD ($)	Dec. 29, 2013 Interest Rate Contract [Member] USD ($)	Apr. 28, 2013 Interest Rate Contract [Member] USD ($)	Dec. 29, 2013 Interest Rate Swap [Member] USD ($)	Apr. 28, 2013 Interest Rate Swap [Member] USD ($)	Jan. 27, 2013 Interest Rate Swap [Member] U.S. Dollar Remarketable Securities due December 2020 [Member]	Jan. 25, 2012 Interest Rate Swap [Member] U.S. Dollar Remarketable Securities due December 2020 [Member] USD ($)	Apr. 29, 2012 Cross Currency Interest Rate Contract [Member] USD ($)	Apr. 27, 2011 Cross Currency Interest Rate Contract [Member] USD ($)	Dec. 29, 2013 Cross Currency Interest Rate Contract [Member] USD ($)	Apr. 28, 2013 Cross Currency Interest Rate Contract [Member] USD ($)	Apr. 29, 2012 Foreign Exchange Contract [Member] USD ($)	Apr. 27, 2011 Foreign Exchange Contract [Member] USD ($)	Dec. 29, 2013 Foreign Exchange Contract [Member] USD ($)	Apr. 28, 2013 Foreign Exchange Contract [Member] USD ($)	Apr. 29, 2012 Interest Income [Member] Interest Rate Contract [Member] USD ($)	Apr. 27, 2011 Interest Income [Member] Interest Rate Contract [Member] USD ($)	Apr. 27, 2011 Interest Income [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Apr. 29, 2012 Interest Income [Member] Foreign Exchange Contract [Member] USD ($)	Apr. 27, 2011 Interest Income [Member] Foreign Exchange Contract [Member] USD ($)	Apr. 29, 2012 Other Expense [Member] Interest Rate Contract [Member] USD ($)	Apr. 27, 2011 Other Expense [Member] Interest Rate Contract [Member] USD ($)	Apr. 29, 2012 Other Expense [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Apr. 27, 2011 Other Expense [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Apr. 29, 2012 Other Expense [Member] Foreign Exchange Contract [Member] USD ($)	Apr. 27, 2011 Other Expense [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 29, 2013 Not Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] USD ($)	Apr. 28, 2013 Not Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] USD ($)	Apr. 29, 2012 Not Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] USD ($)	Jun. 07, 2013 Predecessor [Member] Interest Rate Contract [Member] USD ($)	Apr. 28, 2013 Predecessor [Member] Interest Rate Contract [Member] USD ($)	Apr. 27, 2011 Predecessor [Member] Interest Rate Contract [Member] USD ($)	Jun. 07, 2013 Predecessor [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Apr. 28, 2013 Predecessor [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Apr. 27, 2011 Predecessor [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Jun. 07, 2013 Predecessor [Member] Foreign Exchange Contract [Member] USD ($)	Apr. 28, 2013 Predecessor [Member] Foreign Exchange Contract [Member] USD ($)	Apr. 27, 2011 Predecessor [Member] Foreign Exchange Contract [Member] USD ($)	Jun. 07, 2013 Predecessor [Member] Interest Income [Member] Interest Rate Contract [Member] USD ($)	Apr. 28, 2013 Predecessor [Member] Interest Income [Member] Interest Rate Contract [Member] USD ($)	Apr. 27, 2011 Predecessor [Member] Interest Income [Member] Interest Rate Contract [Member] USD ($)	Jun. 07, 2013 Predecessor [Member] Interest Income [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Apr. 28, 2013 Predecessor [Member] Interest Income [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Apr. 27, 2011 Predecessor [Member] Interest Income [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Jun. 07, 2013 Predecessor [Member] Interest Income [Member] Foreign Exchange Contract [Member] USD ($)	Apr. 28, 2013 Predecessor [Member] Interest Income [Member] Foreign Exchange Contract [Member] USD ($)	Apr. 27, 2011 Predecessor [Member] Interest Income [Member] Foreign Exchange Contract [Member] USD ($)	Jun. 07, 2013 Predecessor [Member] Other Expense [Member] Interest Rate Contract [Member] USD ($)	Apr. 28, 2013 Predecessor [Member] Other Expense [Member] Interest Rate Contract [Member] USD ($)	Jun. 07, 2013 Predecessor [Member] Other Expense [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Apr. 28, 2013 Predecessor [Member] Other Expense [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Jun. 07, 2013 Predecessor [Member] Other Expense [Member] Foreign Exchange Contract [Member] USD ($)	Apr. 28, 2013 Predecessor [Member] Other Expense [Member] Foreign Exchange Contract [Member] USD ($)	Jun. 07, 2013 Predecessor [Member] Accumulated Net Unrealized Investment Gain (Loss) [Member] Interest Rate Contract [Member] USD ($)	Apr. 28, 2013 Predecessor [Member] Accumulated Net Unrealized Investment Gain (Loss) [Member] Interest Rate Contract [Member] USD ($)	Jun. 07, 2013 Predecessor [Member] Accumulated Net Unrealized Investment Gain (Loss) [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Apr. 28, 2013 Predecessor [Member] Accumulated Net Unrealized Investment Gain (Loss) [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Jun. 07, 2013 Predecessor [Member] Accumulated Net Unrealized Investment Gain (Loss) [Member] Foreign Exchange Contract [Member] USD ($)	Apr. 28, 2013 Predecessor [Member] Accumulated Net Unrealized Investment Gain (Loss) [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 29, 2013 Successor [Member] Interest Rate Contract [Member] USD ($)	Apr. 29, 2012 Successor [Member] Interest Rate Contract [Member] USD ($)	Dec. 29, 2013 Successor [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Apr. 29, 2012 Successor [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Dec. 29, 2013 Successor [Member] Foreign Exchange Contract [Member] USD ($)	Apr. 29, 2012 Successor [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 29, 2013 Successor [Member] Interest Income [Member] Interest Rate Contract [Member] USD ($)	Apr. 29, 2012 Successor [Member] Interest Income [Member] Interest Rate Contract [Member] USD ($)	Dec. 29, 2013 Successor [Member] Interest Income [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Apr. 29, 2012 Successor [Member] Interest Income [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Dec. 29, 2013 Successor [Member] Interest Income [Member] Foreign Exchange Contract [Member] USD ($)	Apr. 29, 2012 Successor [Member] Interest Income [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 29, 2013 Successor [Member] Other Expense [Member] Interest Rate Contract [Member] USD ($)	Dec. 29, 2013 Successor [Member] Other Expense [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Dec. 29, 2013 Successor [Member] Other Expense [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 29, 2013 Successor [Member] Accumulated Net Unrealized Investment Gain (Loss) [Member] Interest Rate Contract [Member] USD ($)	Dec. 29, 2013 Successor [Member] Accumulated Net Unrealized Investment Gain (Loss) [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Dec. 29, 2013 Successor [Member] Accumulated Net Unrealized Investment Gain (Loss) [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 29, 2013 United Kingdom, Pounds Cross Currency Interest Rate Contract [Member] USD ($)	Dec. 29, 2013 United Kingdom, Pounds Cross Currency Interest Rate Contract [Member] GBP (£)	Dec. 29, 2013 Euro Member Countries, Euro Cross Currency Interest Rate Contract [Member] USD ($)	Dec. 29, 2013 Euro Member Countries, Euro Cross Currency Interest Rate Contract [Member] EUR (€)	Dec. 29, 2013 Australia, Dollars Cross Currency Interest Rate Contract [Member] USD ($)	Dec. 29, 2013 Australia, Dollars Cross Currency Interest Rate Contract [Member] AUD	Dec. 29, 2013 Japan, Yen Cross Currency Interest Rate Contract [Member] USD ($)	Dec. 29, 2013 Japan, Yen Cross Currency Interest Rate Contract [Member] JPY (¥)
Derivative [Line Items]
Derivative, Collateral, Obligation to Return Cash	$ 237,400,000	$ 68,900,000	$ 15,400,000
Net losses recognized in other expense, net																													(19,181,000)	(51,125,000)	0	0	0	0																						(5,925,000)	(2,915,000)	0	70,135,000	0	0																			(180,000)	0	0
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	5,100,000							(19,181,000)	(51,476,000)							0	0			0	0			0	(351,000)	0	0	0	0	0	0	0	(2,183,000)	3,351,000				0	(1,193,000)	0	0	0	0	(3,890,000)	(7,976,000)	3,351,000	0	(1,193,000)	0	0	0	0	0	0	0	0	0	0	0	(3,890,000)	(7,976,000)	0	0	0	0	0	0	117,934,000	234,000	0	0	(31,241,000)	(2,183,000)	0	234,000	0	0	0	0	0	0	(31,241,000)	117,934,000	0	0
Derivative, Notional Amount								160,000,000		9,000,000,000	160,000,000					386,000,000		8,300,000,000	316,000,000	1,910,000,000		2,500,000,000	873,000,000												1,010,000,000	369,900,000	445,500,000
Derivative, Fair Value, Net	109,200,000	11,000,000	74,800,000
Hedge Accounting Adjustments Related To Debt Obligations	0	122,455,000	128,444,000
Period of Hedging Forecasted Transactions	2 years
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	(16,400,000)
Derivative, Fixed Interest Rate																																																																																						6.462%	6.462%	5.696%	5.696%	9.164%	9.164%	4.104%	4.104%
Derivative Liability, Notional Amount																																																																																							2,795,000,000		2,210,000,000		794,000,000		4,854,500,000,000
Derivative, Swaption Interest Rate																																																																																						6.15%	6.15%	6.15%	6.15%	6.15%	6.15%	6.15%	6.15%
Unrealized Gain (Loss) related to Outstanding Nondesignated Derivative Instruments	(1,300,000)	(4,000,000)	3,100,000
Total amount recognized in statement of income				3,600,000	8,800,000	(16,900,000)		(19,093,000)	(51,476,000)							2,935,000	20,160,000			19,508,000	19,183,000																	(5,945,000)	(4,344,000)		(10,359,000)	(5,389,000)		(2,883,000)	12,231,000																							117,754,000		0		(27,048,000)
Derivative Instrument, Term														3 years
Derivative Asset, Notional Amount															119,000,000																																																																							4,500,000,000		3,000,000,000		800,000,000		100,000,000
Debt Instrument, Face Amount							119,000,000
Interest Income Earned on Total Rate of Return Swap												(1,800,000)
Unrealized Gain Loss Related to Total Rate of Return Swap													(1,000,000)
Cash Collateral for Borrowed Securities													$ 34,100,000
Concentration Risk, Customer	.103